Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Cash Flows [Abstract]
Restricted cash balance transferred as part of equity distribution	[1]	$ 25,903	$ 0	$ 0

[1]	For additional information on the TCF VIII Distribution, refer to Note 3 - "Acquisitions and Other Transactions".